Revenue (Remaining Performance Obligations) (Details) $ in Millions	Aug. 31, 2021 CAD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	$ 3,034
Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	2,585
Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	449
Within 1 year [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	1,931
Within 1 year [Member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	1,583
Within 1 year [Member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	348
Within 2 years [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	843
Within 2 years [Member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	742
Within 2 years [Member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	101
Within 3 years [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	151
Within 3 years [Member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	151
Within 3 years [Member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	0
Within 4 years [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	77
Within 4 years [Member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	77
Within 4 years [Member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	0
Within 5 years [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	30
Within 5 years [Member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	30
Within 5 years [Member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	0
Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	2
Thereafter [Member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	2
Thereafter [Member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	$ 0